Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 02, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Consolidated Statements of Operations
Net sales	$ 358,115	$ 365,434	$ 312,031	$ 312,290	$ 269,259	$ 334,067	$ 321,296	$ 305,529	$ 1,347,870	$ 1,230,151	$ 1,219,471
Cost of goods sold									808,363	751,449	709,971
Gross profit	141,907	148,205	127,020	122,375	98,124	137,000	125,074	118,504	539,507	478,702	509,500
Selling, general and administrative expenses									455,045	414,235	398,053
Asset impairment loss									827
Amortization expense									678	289	289
Restructuring expenses									2,421
Royalty income, net of royalty expense									(20,070)	(19,413)	(17,529)
Income from operations									100,606	83,591	128,687
Interest expense									89,305	87,743	85,617
Refinancing and extinguishment of debt									3,748	1,222	3,759
Other income, net									(605)	(451)	(226)
Income (loss) before income taxes									8,158	(4,923)	39,537
Income tax provision									12,548	4,104	18,488
Equity in earnings of unconsolidated affiliates									5,175	3,371	3,611
Income (loss) from continuing operations	(3,746)	110	2,815	1,606	(14,025)	7,489	750	130	785	(5,656)	24,660
Loss from discontinued operations	(148)	(307)	(1,137)	(370)	(1,182)	(891)	(1,127)	(1,032)	(1,962)	(4,232)	(38,399)
Net loss									(1,177)	(9,888)	(13,739)
Net loss attributable to noncontrolling interests	(1,096)	(91)							1,187
Net income (loss) attributable to common shareholders	$ (2,798)	$ (106)	$ 1,678	$ 1,236	$ (15,207)	$ 6,598	$ (377)	$ (902)	$ 10	$ (9,888)	$ (13,739)
Earnings (loss) per common share attributable to common shareholders-Basic
Income (loss) from continuing operations per common share (in dollars per share)	$ (0.03)		$ 0.03	$ 0.02	$ (0.14)	$ 0.07	$ 0.01		$ 0.02	$ (0.06)	$ 0.26
Loss from discontinued operations per common share (in dollars per share)			$ (0.01)		$ (0.01)		$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.40)
Earnings (loss) per common share attributable to common shareholders-Basic (in dollars per share)	$ (0.03)		$ 0.02	$ 0.02	$ (0.15)	$ 0.07		$ (0.01)		$ (0.10)	$ (0.14)
Earnings (loss) per common share attributable to common shareholders-Diluted
Income (loss) from continuing operations per common share (in dollars per share)	$ (0.03)		$ 0.03	$ 0.01	$ (0.14)	$ 0.04	$ 0.01		$ 0.02	$ (0.06)	$ 0.14
Loss from discontinued operations per common share (in dollars per share)			$ (0.01)		$ (0.01)		$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.13)
Earnings (loss) per common share attributable to common shareholders-Diluted (in dollars per share)	$ (0.03)		$ 0.02	$ 0.01	$ (0.15)	$ 0.04		$ (0.01)		$ (0.10)	$ 0.01
Weighted average number of common shares outstanding:
Basic (in shares)									102,470	99,261	95,934
Diluted (in shares)									109,151	99,261	289,857